UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond ETF

November 30, 2016

1.9862232.102

T12-QTLY-0117

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 91.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 6.7%
Automobiles – 0.5%
General Motors Co. 5.20% 4/1/45	$200,000	$189,257

Hotels, Restaurants & Leisure – 0.8%
McDonald’s Corp.:
3.70% 1/30/26	15,000	15,201
4.875% 12/9/45	50,000	52,833
6.30% 3/1/38	200,000	246,301

		314,335

Household Durables – 0.6%
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	253,088

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc. 4.80% 12/5/34	200,000	217,027

Media – 4.2%
Comcast Corp. 4.50% 1/15/43	306,000	309,583
Discovery Communications LLC 4.875% 4/1/43	255,000	227,070
Time Warner Cable, Inc.:
4.50% 9/15/42	100,000	88,030
5.85% 5/1/17	765,000	778,504
6.20% 3/15/40	221,000	250,419

		1,653,606

TOTAL CONSUMER DISCRETIONARY		2,627,313

CONSUMER STAPLES – 6.2%
Beverages – 3.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	300,000	300,960
3.65% 2/1/26	65,000	65,313
4.70% 2/1/36	207,000	216,372
4.90% 2/1/46	165,000	176,109
Constellation Brands, Inc. 3.75% 5/1/21	425,000	441,469

		1,200,223

Food & Staples Retailing – 1.7%
CVS Health Corp.:
1.90% 7/20/18	50,000	50,105
2.80% 7/20/20	50,000	50,610
4.875% 7/20/35	150,000	160,062
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	392,000	392,567

		653,344

Food Products – 0.6%
Mondelez International Holdings Netherlands BV 2.00% 10/28/21 (a)	216,000	208,048
The JM Smucker Co. 2.50% 3/15/20	47,000	47,147

		255,195

	Principal Amount	Value
Tobacco – 0.8%
Reynolds American, Inc.:
4.45% 6/12/25	$200,000	$211,588
5.85% 8/15/45	100,000	118,131

		329,719

TOTAL CONSUMER STAPLES		2,438,481

CONSUMER, NON-CYCLICAL – 1.9%
Pharmaceuticals – 1.9%
Teva Pharmaceutical Finance Netherlands III BV:
1.40% 7/20/18	260,000	257,451
2.20% 7/21/21	307,000	294,709
2.80% 7/21/23	50,000	47,072
3.15% 10/1/26	150,000	138,731

TOTAL CONSUMER, NON-CYCLICAL		737,963

ENERGY – 16.3%
Energy Equipment & Services – 1.7%
Ensco PLC 5.75% 10/1/44	50,000	32,750
Halliburton Co. 5.90% 9/15/18	350,000	373,565
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	250,820

		657,135

Oil, Gas & Consumable Fuels – 14.1%
Anadarko Petroleum Corp.:
5.55% 3/15/26	200,000	218,210
6.375% 9/15/17	48,000	49,866
6.60% 3/15/46	100,000	116,404
Apache Corp. 4.25% 1/15/44	125,000	115,197
BP Capital Markets PLC 3.119% 5/4/26	200,000	193,821
Canadian Natural Resources Ltd. 3.90% 2/1/25	172,000	168,725
Cenovus Energy, Inc. 5.70% 10/15/19	50,000	53,177
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	400,000	340,000
Enbridge, Inc.:
4.25% 12/1/26	14,000	14,050
5.50% 12/1/46	130,000	132,507
EnLink Midstream Partners LP 2.70% 4/1/19	255,000	253,160
Exxon Mobil Corp.:
3.043% 3/1/26	400,000	395,945
4.114% 3/1/46	130,000	130,006
Kinder Morgan Energy Partners LP 5.00% 10/1/21	238,000	253,165
Kinder Morgan, Inc. 3.05% 12/1/19	300,000	303,778
Marathon Petroleum Corp. 2.70% 12/14/18	340,000	344,709

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Noble Energy, Inc. 5.05% 11/15/44	$200,000	$189,479
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	306,000	297,891
Petroleos Mexicanos:
5.50% 6/27/44	64,000	49,504
5.625% 1/23/46	165,000	128,255
6.75% 9/21/47 (a)	127,000	111,394
6.875% 8/4/26 (a)	75,000	76,748
Phillips 66 Co. 4.875% 11/15/44	170,000	174,461
Schlumberger Holdings Corp. 3.625% 12/21/22 (a)	150,000	155,444
Shell International Finance BV:
3.25% 5/11/25	200,000	199,185
4.125% 5/11/35	200,000	199,134
Southwestern Energy Co. 6.70% 1/23/25	100,000	99,000
Spectra Energy Partners LP 3.375% 10/15/26	154,000	145,560
The Williams Companies., Inc. 5.75% 6/24/44	255,000	241,612
Williams Partners LP 3.35% 8/15/22	425,000	410,494

		5,560,881

Pipeline – 0.5%
Enterprise Products Operating LLC 4.85% 3/15/44	200,000	190,892

TOTAL ENERGY		6,408,908

FINANCIALS – 31.8%
Banks – 13.0%
Bank of America Corp.:
4.20% 8/26/24	255,000	258,929
4.25% 10/22/26	40,000	40,223
4.45% 3/3/26	50,000	51,298
5.75% 12/1/17	250,000	259,727
Bank of America N.A. 2.05% 12/7/18	250,000	251,235
CIT Group, Inc. 3.875% 2/19/19	425,000	432,437
Citigroup, Inc. 4.40% 6/10/25	400,000	408,052
Citizens Financial Group, Inc. 4.35% 8/1/25	145,000	145,060
Credit Agricole S.A. 4.375% 3/17/25 (a)	200,000	196,294
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	253,461
Discover Bank 3.20% 8/9/21	256,000	257,646
Fifth Third Bancorp 8.25% 3/1/38	170,000	239,370
HSBC Holdings PLC 2.95% 5/25/21	200,000	198,715

	Principal Amount	Value
JPMorgan Chase & Co.:
4.125% 12/15/26	$300,000	$307,113
4.95% 6/1/45	200,000	211,345
PNC Bank N.A. 2.15% 4/29/21	300,000	295,879
Regions Bank 7.50% 5/15/18	250,000	268,948
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	97,082
6.00% 12/19/23	408,000	413,251
The Bank of Nova Scotia 4.50% 12/16/25	300,000	304,723
Wells Fargo & Co. 4.65% 11/4/44	200,000	198,677

		5,089,465

Capital Markets – 4.9%
Goldman Sachs Group, Inc.:
2.625% 4/25/21	288,000	286,158
3.50% 11/16/26	190,000	185,664
3.75% 5/22/25	150,000	150,986
3.85% 7/8/24	255,000	260,829
Morgan Stanley:
4.875% 11/1/22	408,000	438,736
5.50% 7/28/21	260,000	289,040
S&P Global, Inc.:
3.30% 8/14/20	145,000	147,893
4.00% 6/15/25	162,000	166,655

		1,925,961

Consumer Finance – 5.1%
Ally Financial, Inc. 4.75% 9/10/18	408,000	419,261
Discover Financial Services 5.20% 4/27/22	391,000	421,369
Ford Motor Credit Co. LLC 5.875% 8/2/21	352,000	388,530
Hyundai Capital America 2.875% 8/9/18 (a)	250,000	253,012
Mastercard, Inc. 2.95% 11/21/26	260,000	257,346
Synchrony Financial 3.00% 8/15/19	255,000	258,541

		1,998,059

Diversified Financial Services – 3.8%
Aon PLC 4.75% 5/15/45	161,000	161,117
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.02% 6/15/26 (a)	150,000	157,063
General Motors Financial Co., Inc. 3.10% 1/15/19	300,000	302,583
International Lease Finance Corp. 4.625% 4/15/21	400,000	415,000
Janus Capital Group, Inc. 4.875% 8/1/25	43,000	44,307
Moody’s Corp. 4.50% 9/1/22	408,000	436,637

		1,516,707

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – 5.0%
American International Group, Inc. 3.90% 4/1/26	$400,000	$404,515
Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	412,558
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	248,788
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	54,509
Pacific LifeCorp. 5.125% 1/30/43 (a)	306,000	308,734
Prudential Financial, Inc. 5.375% 5/15/45 (b)	34,000	34,687
Unum Group 4.00% 3/15/24	435,000	431,138
Voya Financial, Inc. 5.70% 7/15/43	64,000	68,459

		1,963,388

TOTAL FINANCIALS		12,493,580

HEALTH CARE – 5.4%
Health Care Equipment & Supplies – 0.9%
Abbott Laboratories 3.75% 11/30/26	200,000	196,861
Becton Dickinson & Co. 3.734% 12/15/24	134,000	137,074

		333,935

Health Care Providers & Services – 2.2%
Aetna, Inc.:
1.90% 6/7/19	405,000	403,067
2.80% 6/15/23	80,000	78,099
United Health Group, Inc.:
3.75% 7/15/25	150,000	155,611
4.75% 7/15/45	222,000	242,592

		879,369

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 3.30% 2/15/22	84,000	85,339

Pharmaceuticals – 2.1%
AbbVie, Inc.:
1.75% 11/6/17	250,000	251,631
3.20% 11/6/22	32,000	31,977
Actavis Funding SCS 4.55% 3/15/35	157,000	153,828
Actavis, Inc. 1.875% 10/1/17	250,000	250,462
Mylan N.V. 3.95% 6/15/26 (a)	157,000	146,993

		834,891

TOTAL HEALTH CARE		2,133,534

	Principal Amount	Value
INDUSTRIALS – 3.6%
Air Freight & Logistics – 0.8%
FedEx Corp. 3.25% 4/1/26	$300,000	$297,449

Industrial Conglomerates – 0.9%
Roper Technologies, Inc. 2.05% 10/1/18	350,000	351,658

Machinery – 0.8%
John Deere Capital Corp. 2.65% 6/10/26	350,000	336,553

Trading Companies & Distributors – 1.1%
Air Lease Corp. 3.875% 4/1/21	425,000	442,000

TOTAL INDUSTRIALS		1,427,660

INFORMATION TECHNOLOGY – 0.4%
Technology Hardware, Storage & Peripherals – 0.4%
Hewlett Packard Enterprise Co. 4.65% 10/15/22 (a)	140,000	147,240

MATERIALS – 1.9%
Chemicals – 0.6%
Monsanto Co. 4.20% 7/15/34	255,000	240,928

Metals & Mining – 1.3%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	221,750
Freeport-McMoRan, Inc.:
2.30% 11/14/17	50,000	49,875
5.45% 3/15/43	255,000	218,025

		489,650

TOTAL MATERIALS		730,578

REAL ESTATE – 10.7%
Equity Real Estate Investment Trusts (REITs) – 5.2%
Boston Properties LP 2.75% 10/1/26	400,000	367,520
Brixmor Operating Partnership LP 3.25% 9/15/23	46,000	44,361
DDR Corp.:
3.50% 1/15/21	255,000	258,485
7.50% 4/1/17	374,000	380,935
Healthcare Trust of America Holdings LP 3.375% 7/15/21	255,000	257,360
Lexington Realty Trust 4.40% 6/15/24	255,000	250,071
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	280,000	275,451
4.50% 1/15/25	200,000	195,487

		2,029,670

Real Estate Management & Development – 5.5%
Corporate Office Properties LP:
3.60% 5/15/23	200,000	192,760
3.70% 6/15/21	425,000	434,875

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
Essex Portfolio LP 5.50% 3/15/17	$391,000	$395,217
Liberty Property LP 4.40% 2/15/24	238,000	248,895
Mack-Cali Realty LP 4.50% 4/18/22	255,000	257,316
Tanger Properties LP 3.125% 9/1/26	400,000	376,231
Ventas Realty LP 3.75% 5/1/24	255,000	257,112

		2,162,406

TOTAL REAL ESTATE		4,192,076

TELECOMMUNICATION SERVICES – 2.8%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.:
4.50% 5/15/35	115,000	109,137
4.75% 5/15/46	62,000	57,756
5.55% 8/15/41	221,000	228,165
Verizon Communications, Inc.:
3.50% 11/1/21	350,000	360,168
4.862% 8/21/46	100,000	100,242
5.012% 8/21/54	250,000	245,836

TOTAL TELECOMMUNICATION SERVICES		1,101,304

UTILITIES – 3.9%
Electric Utilities – 3.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	36,000	35,331
Duke Energy Indiana, Inc. 4.90% 7/15/43	100,000	110,651
Exelon Corp. 3.95% 6/15/25	30,000	30,737
FirstEnergy Corp. 2.75% 3/15/18	250,000	251,986
Florida Gas Transmission Co., LLC 4.35% 7/15/25 (a)	150,000	149,273
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	52,650
Puget Energy, Inc. 3.65% 5/15/25	78,000	77,129
The Southern Co. 1.55% 7/1/18	500,000	498,276

		1,206,033

Multi-Utilities – 0.8%
DPL, Inc. 7.25% 10/15/21	306,000	314,415

TOTAL UTILITIES		1,520,448

TOTAL NONCONVERTIBLE BONDS (Cost $36,487,249)		35,959,085

U.S. Treasury Obligations – 4.6%
	Principal Amount	Value
U.S. Treasury Bonds 3.00% 11/15/45	$1,491,000	$1,475,391
U.S. Treasury Notes 2.25% 11/15/25	350,000	346,404

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,940,290)		1,821,795

Municipal Securities – 1.2%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $449,846)	425,000	451,512

Money Market Funds – 2.6%
	Shares
Fidelity Cash Central Fund, 0.39% (c) (Cost $999,458)	999,458	999,458

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $39,876,843)		39,231,850

NET OTHER ASSETS (LIABILITIES) – 0.0%		14,632

NET ASSETS – 100%		$39,246,482

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,561,833 or 6.5% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,272

5	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$35,959,085	$—	$35,959,085	$—
U.S. Treasury Obligations	1,821,795	—	1,821,795	—
Municipal Securities	451,512	—	451,512	—
Money Market Funds	999,458	999,458	—	—

Total Investments in Securities:	$39,231,850	$999,458	$38,232,392	$—

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $39,932,019. Net unrealized depreciation aggregated $700,169, of which $266,051 related to appreciated investment securities and $966,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Limited Term Bond ETF

November 30, 2016

1.9862236.102

T13-QTLY-0117

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 70.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 8.1%
Automobiles – 1.7%
American Honda Finance Corp. 1.70% 9/9/21	$2,194,000	$2,118,239
Daimler Finance North America LLC:
1.65% 5/18/18 (a)	400,000	398,955
1.875% 1/11/18 (a)	302,000	302,341
2.25% 3/2/20 (a)	1,000,000	995,804
2.45% 5/18/20 (a)	500,000	499,332
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	197,908
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	250,191

		4,762,770

Hotels, Restaurants & Leisure – 1.0%
McDonald’s Corp. 2.75% 12/9/20	2,583,000	2,611,764

Household Durables – 0.4%
DR Horton, Inc. 3.75% 3/1/19	1,072,000	1,096,120

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc. 2.60% 12/5/19	1,092,000	1,113,637

Media – 4.6%
21st Century Fox America, Inc. 4.50% 2/15/21	1,000,000	1,073,911
CBS Corp. 2.30% 8/15/19	2,854,000	2,863,107
Charter Communications Operating LLC / Charter Communications Operating Capital 3.579% 7/23/20 (a)	2,676,000	2,729,844
Comcast Corp.:
1.625% 1/15/22	500,000	478,051
5.15% 3/1/20	1,201,000	1,312,903
Cox Communications, Inc. 6.25% 6/1/18 (a)	191,000	201,371
Discovery Communications LLC 5.05% 6/1/20	147,000	158,321
Sky PLC 2.625% 9/16/19 (a)	750,000	750,732
The Walt Disney Co. 1.85% 5/30/19	223,000	223,950
Time Warner Cable, Inc. 5.85% 5/1/17	127,000	129,242
Time Warner, Inc. 2.10% 6/1/19	2,446,000	2,439,978
Viacom, Inc.:
2.20% 4/1/19	150,000	149,419
6.125% 10/5/17	150,000	155,349

		12,666,178

TOTAL CONSUMER DISCRETIONARY		22,250,469

	Principal Amount	Value

CONSUMER STAPLES – 4.2%
Beverages – 1.5%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	$114,000	$113,686
2.15% 2/1/19	3,389,000	3,408,917
2.65% 2/1/21	122,000	122,390
PepsiCo, Inc. 1.70% 10/6/21	300,000	292,083

		3,937,076

Food & Staples Retailing – 0.4%
CVS Health Corp.: 2.25% 12/5/2018 to 8/12/2019	381,000	383,115
2.80% 7/20/20	253,000	256,088
Kroger Co. 2.30% 1/15/19	317,000	319,291
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	171,000	171,247

		1,129,741

Food Products – 0.5%
General Mills, Inc. 5.70% 2/15/17	181,000	182,659
Kraft Heinz Foods Co. 1.60% 6/30/17	181,000	181,192
The JM Smucker Co.:
1.75% 3/15/18	157,000	157,279
2.50% 3/15/20	191,000	191,595
Tyson Foods, Inc. 2.65% 8/15/19	639,000	645,198

		1,357,923

Tobacco – 1.8%
BAT International Finance PLC:
1.85% 6/15/18 (a)	600,000	600,035
2.75% 6/15/20 (a)	2,197,000	2,210,668
Imperial Brands Finance PLC 2.05% 2/11/2018 to 7/20/2018 (a)	700,000	701,167
Philip Morris International, Inc. 1.875% 1/15/2019 to 2/25/2021	699,000	690,776
Reynolds American, Inc. 3.25% 6/12/20	698,000	717,353

		4,919,999

TOTAL CONSUMER STAPLES		11,344,739

CONSUMER, NON-CYCLICAL – 0.9%
Pharmaceuticals – 0.9%
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	1,781,000	1,747,261
2.20% 7/21/21	593,000	569,257
2.80% 7/21/23	67,000	63,077

TOTAL CONSUMER, NON-CYCLICAL		2,379,595

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – 6.1%
Energy Equipment & Services – 0.9%
Noble Holding International Ltd.:
2.50% 3/15/17	$64,000	$63,760
5.25% 3/16/18	9,000	8,921
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	2,337,000	2,358,970

		2,431,651

Oil, Gas & Consumable Fuels – 5.0%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	333,000	334,954
5.90% 2/1/18	132,000	137,768
Chevron Corp. 1.961% 3/3/20	852,000	847,740
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.70% 5/1/18 (a)	213,000	212,402
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	60,000	60,319
3.30% 6/1/20	41,000	41,556
ConocoPhillips Co.:
1.50% 5/15/18	189,000	188,179
2.20% 5/15/20	146,000	144,334
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,931
Enterprise Products Operating LLC:
1.65% 5/7/18	203,000	202,073
2.85% 4/15/21	2,090,000	2,105,894
Exxon Mobil Corp. 2.222% 3/1/21	1,093,000	1,089,654
Kinder Morgan, Inc.:
2.00% 12/1/17	100,000	100,157
3.05% 12/1/19	168,000	170,116
Marathon Petroleum Corp. 2.70% 12/14/18	200,000	202,770
Petroleos Mexicanos:
3.50% 7/18/18	235,000	237,350
5.50% 2/4/19 (a)	300,000	311,100
6.375% 2/4/21 (a)	300,000	314,190
Shell International Finance BV:
2.125% 5/11/20	2,480,000	2,470,797
2.25% 11/10/20	120,000	119,544
Total Capital Canada Ltd. 1.45% 1/15/18	200,000	199,760
Total Capital International S.A.:
2.125% 1/10/19	2,148,000	2,159,958
2.75% 6/19/21	464,000	469,321
TransCanada PipeLines Ltd.:
1.625% 11/9/17	129,000	129,100
1.875% 1/12/18	54,000	54,004
3.125% 1/15/19	1,384,000	1,413,107

		13,727,078

	Principal Amount	Value
Pipeline – 0.2%
Kinder Morgan Finance Co. LLC 6.00% 1/15/18 (a)	$500,000	$520,379

TOTAL ENERGY		16,679,108

FINANCIALS – 33.5%
Banks – 17.5%
Bank of America Corp.:
1.70% 8/25/17	136,000	136,217
2.00% 1/11/18	252,000	252,532
2.625% 10/19/2020 to 4/19/2021	673,000	670,063
2.65% 4/1/19	4,633,000	4,679,867
Barclays PLC:
2.75% 11/8/19	554,000	551,948
3.25% 1/12/21	2,703,000	2,684,660
BNP Paribas S.A. 2.375% 5/21/20	1,000,000	994,140
CIT Group, Inc. 3.875% 2/19/19	148,000	150,590
Citigroup, Inc.:
1.75% 5/1/18	885,000	883,552
1.85% 11/24/17	85,000	85,239
2.05% 12/7/18	191,000	191,062
2.15% 7/30/18	99,000	99,353
2.50% 7/29/19	3,579,000	3,602,543
2.65% 10/26/20	106,000	106,347
Citizens Bank N.A.:
2.30% 12/3/18	250,000	251,641
2.55% 5/13/21	1,500,000	1,491,723
Commonwealth Bank of Australia 2.30% 3/12/20	2,250,000	2,237,699
Credit Suisse AG 2.30% 5/28/19	1,500,000	1,502,724
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	500,000	499,735
Discover Bank:
2.00% 2/21/18	1,000,000	1,000,309
2.60% 11/13/18	516,000	520,961
Fifth Third Bancorp 2.875% 7/27/20	153,000	154,530
First Horizon National Corp. 3.50% 12/15/20	157,000	158,051
HSBC U.S.A, Inc. 2.375% 11/13/19	500,000	500,804
Intesa Sanpaolo SpA 3.875% 1/16/18	315,000	319,816
JPMorgan Chase & Co.:
1.625% 5/15/18	305,000	304,363
2.20% 10/22/19	535,000	536,635
2.25% 1/23/20	324,000	323,085
2.55% 10/29/20	281,000	281,672
2.75% 6/23/20	4,758,000	4,798,928

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
KeyCorp 2.90% 9/15/20	$2,312,000	$2,338,643
Manufacturers & Traders Trust Co. 2.10% 2/6/20	350,000	347,713
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,510,000	1,517,407
Mizuho Bank Ltd. 2.40% 3/26/20 (a)	350,000	347,205
PNC Bank N.A. 2.15% 4/29/21	500,000	493,131
Regions Bank 2.25% 9/14/18	1,350,000	1,354,261
Regions Financial Corp. 3.20% 2/8/21	1,097,000	1,115,465
Royal Bank of Canada 2.35% 10/30/20	1,657,000	1,653,020
Sumitomo Mitsui Banking Corp. 2.45% 1/16/20	500,000	498,438
SunTrust Banks, Inc.:
2.50% 5/1/19	697,000	703,143
2.90% 3/3/21	382,000	386,982
The Bank of Nova Scotia:
2.35% 10/21/20	253,000	251,768
2.80% 7/21/21	2,464,000	2,492,511
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	449,000	444,652
The Toronto Dominion Bank:
1.40% 4/30/18	269,000	268,365
2.50% 12/14/20	2,191,000	2,205,189
Wells Fargo & Co.:
2.15% 1/15/19	996,000	1,000,874
2.60% 7/22/20	212,000	212,948
Westpac Banking Corp. 1.60% 1/12/18	250,000	249,900

		47,852,404

Capital Markets – 4.1%
Goldman Sachs Group, Inc. 2.625% 1/31/2019 to 4/25/2021	4,845,000	4,892,665
Morgan Stanley:
1.875% 1/5/18	279,000	279,359
2.375% 7/23/19	3,116,000	3,126,922
2.50% 4/21/21	292,000	288,614
2.625% 11/17/21	550,000	543,631
2.65% 1/27/20	1,007,000	1,012,687
4.875% 11/1/22	72,000	77,424
The Bank of New York Mellon Corp. 2.60% 8/17/20	191,000	192,583
UBS AG:
1.80% 3/26/18	250,000	250,051
2.375% 8/14/19	400,000	402,137

		11,066,073

	Principal Amount	Value
Consumer Finance – 5.1%
American Express Credit Corp.:
2.125% 3/18/19	$1,155,000	$1,159,164
2.25% 5/5/21	2,464,000	2,437,155
American Honda Finance Corp.:
1.70% 2/22/19	147,000	146,714
2.125% 10/10/18	106,000	106,867
2.15% 3/13/20	138,000	138,204
Capital One Financial Corp. 2.45% 4/24/19	1,546,000	1,557,266
Caterpillar Financial Services Corp.:
1.80% 11/13/18	151,000	151,300
2.25% 12/1/19	382,000	384,247
Discover Financial Services 6.45% 6/12/17	110,000	112,664
Ford Motor Credit Co. LLC:
2.875% 10/1/18	538,000	543,759
3.157% 8/4/20	3,545,000	3,557,588
Hyundai Capital America: 2.00% 3/19/2018 to 7/1/2019 (a)	461,000	458,356
2.60% 3/19/20 (a)	142,000	141,345
John Deere Capital Corp.:
1.60% 7/13/18	151,000	151,062
1.95% 1/8/19	1,856,000	1,861,653
Moody’s Corp. 2.75% 7/15/19	385,000	390,820
Synchrony Financial:
2.60% 1/15/19	217,000	217,803
3.00% 8/15/19	126,000	127,750
Toyota Motor Credit Corp.:
1.375% 1/10/18	107,000	106,960
1.55% 10/18/19	118,000	116,721

		13,867,398

Diversified Financial Services – 3.8%
Aon PLC 2.80% 3/15/21	222,000	222,576
BP Capital Markets PLC:
1.375% 5/10/18	84,000	83,700
1.676% 5/3/19	73,000	72,458
2.237% 5/10/19	83,000	83,418
2.521% 1/15/20	2,147,000	2,157,093
Deutsche Bank AG:
1.35% 5/30/17	166,000	165,273
2.50% 2/13/19	964,000	945,257
2.85% 5/10/19	328,000	324,034
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	2,250,000	2,292,898
4.42% 6/15/21 (a)	250,000	257,135
General Motors Financial Co., Inc.:
2.40% 4/10/18	219,000	219,094
3.20% 7/13/20	2,839,000	2,835,312
4.20% 3/1/21	191,000	196,187

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Intercontinental Exchange, Inc. 2.75% 12/1/20	$449,000	$452,844
Washington Prime Group LP 3.85% 4/1/20	117,000	117,457

		10,424,736

Insurance – 3.0%
Aflac, Inc. 2.40% 3/16/20	380,000	381,951
American International Group, Inc.:
2.30% 7/16/19	182,000	182,877
3.30% 3/1/21	931,000	954,641
4.875% 6/1/22	185,000	201,398
Aon Corp. 5.00% 9/30/20	97,000	104,704
Berkshire Hathaway Finance Corp. 1.30% 5/15/18	180,000	179,645
Liberty Mutual Group, Inc. 5.00% 6/1/21(a)	1,250,000	1,364,381
Marsh & McLennan Cos., Inc.:
2.35% 3/6/20	32,000	32,014
4.80% 7/15/21	1,000,000	1,088,207
MetLife, Inc. 1.756% 12/15/17	100,000	100,188
Metropolitan Life Global Funding I 2.00% 4/14/20 (a)	650,000	641,745
New York Life Global Funding 1.55% 11/2/18 (a)	196,000	195,475
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	75,550
Prudential Financial, Inc. 2.30% 8/15/18	186,000	187,689
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	2,000,000	2,189,916
TIAA Asset Management Finance Co. LLC 2.95% 11/1/19 (a)	196,000	199,553
Unum Group 5.625% 9/15/20	118,000	128,583

		8,208,517

TOTAL FINANCIALS		91,419,128

HEALTH CARE – 4.8%
Biotechnology – 1.3%
Amgen, Inc.:
2.125% 5/1/20	169,000	168,120
2.20% 5/22/19	2,903,000	2,919,695
Celgene Corp. 2.125% 8/15/18	438,000	439,937

		3,527,752

Health Care Equipment & Supplies – 1.4%
Abbott Laboratories:
2.35% 11/22/19	550,000	550,257
2.90% 11/30/21	550,000	546,599
Becton Dickinson & Co. 2.675% 12/15/19	179,000	182,164
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	2,500,000	2,415,870

	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 2.00% 4/1/18	$84,000	$84,036

		3,778,926

Health Care Providers & Services – 0.6%
Aetna, Inc.:
1.50% 11/15/17	189,000	189,024
1.90% 6/7/19	223,000	221,936
2.40% 6/15/21	153,000	151,640
Cardinal Health, Inc. 1.95% 6/15/18	179,000	179,465
Express Scripts Holding Co. 1.25% 6/2/17	152,000	151,964
UnitedHealth Group, Inc.:
1.70% 2/15/19	152,000	151,614
1.90% 7/16/18	161,000	161,835
2.125% 3/15/21	211,000	209,024
2.70% 7/15/20	232,000	235,241

		1,651,743

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.:
1.85% 1/15/18	106,000	106,186
2.15% 12/14/18	203,000	203,695
2.40% 2/1/19	151,000	152,251

		462,132

Pharmaceuticals – 1.4%
AbbVie, Inc.:
1.80% 5/14/18	114,000	113,929
2.50% 5/14/20	559,000	557,455
Actavis Funding SCS 2.35% 3/12/18	594,000	597,531
Mylan N.V.:
2.50% 6/7/19 (a)	424,000	421,981
3.15% 6/15/21 (a)	1,631,000	1,604,013
Perrigo Co. PLC 2.30% 11/8/18	200,000	200,202
Zoetis, Inc.:
1.875% 2/1/18	282,000	281,560
3.45% 11/13/20	29,000	29,677

		3,806,348

TOTAL HEALTH CARE		13,226,901

INDUSTRIALS – 1.8%
Aerospace & Defense – 0.9%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	840,000	834,913
Lockheed Martin Corp.:
1.85% 11/23/18	191,000	191,653
2.50% 11/23/20	666,000	670,298
The Boeing Co. 1.65% 10/30/20	763,000	749,806

		2,446,670

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Industrial Conglomerates – 0.7%
Danaher Corp.:
1.65% 9/15/18	$149,000	$149,303
2.40% 9/15/20	104,000	104,183
General Electric Co. 2.20% 1/9/20	1,087,000	1,091,188
Roper Technologies, Inc.:
2.05% 10/1/18	188,000	188,890
3.00% 12/15/20	283,000	286,132

		1,819,696

Machinery – 0.0%
Fortive Corp. 2.35% 6/15/21 (a)	87,000	85,486

Trading Companies & Distributors – 0.2%
Air Lease Corp.:
2.625% 9/4/18	43,000	43,333
3.375% 6/1/21	459,000	466,329
4.75% 3/1/20	163,000	173,117

		682,779

TOTAL INDUSTRIALS		5,034,631

INFORMATION TECHNOLOGY – 1.7%
Communications Equipment – 0.4%
Cisco Systems, Inc.:
1.40% 9/20/19	300,000	296,478
1.65% 6/15/18	197,000	197,742
1.85% 9/20/21	300,000	291,994
2.45% 6/15/20	205,000	206,702

		992,916

Electronic Equipment, Instruments & Components – 0.1%
Tyco Electronics Group S.A. 2.35% 8/1/19	402,000	402,590

IT Services – 0.1%
The Western Union Co. 3.65% 8/22/18	152,000	155,999
Xerox Corp. 2.75% 3/15/19	63,000	63,078

		219,077

Software – 1.0%
Oracle Corp.:
1.90% 9/15/21	2,500,000	2,440,515
2.25% 10/8/19	196,000	198,397

		2,638,912

Technology Hardware, Storage & Peripherals – 0.1%
Hewlett Packard Enterprise Co.:
2.848% 10/5/17 (a)(b)	191,000	193,143
3.10% 10/5/18 (a)	172,000	174,515

		367,658

TOTAL INFORMATION TECHNOLOGY		4,621,153

	Principal Amount	Value

MATERIALS – 0.1%
Chemicals – 0.1%
Ecolab, Inc. 1.55% 1/12/18	$181,000	$180,916

Metals & Mining – 0.0%
Freeport-McMoRan, Inc. 2.30% 11/14/17	103,000	102,743

TOTAL MATERIALS		283,659

REAL ESTATE – 1.1%
Equity Real Estate Investment Trusts (REITs) – 0.3%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	36,636
Boston Properties LP 3.70% 11/15/18	106,000	109,442
Brixmor Operating Partnership LP 3.875% 8/15/22	59,000	60,087
Federal Realty Investment Trust 2.55% 1/15/21	167,000	166,800
Omega Healthcare Investors, Inc. 4.375% 8/1/23	159,000	156,417
Simon Property Group LP:
1.50% 2/1/18 (a)	104,000	103,932
2.35% 1/30/22	109,000	107,570

		740,884

Real Estate Management & Development – 0.8%
ERP Operating LP 2.375% 7/1/19	413,000	416,371
Tanger Properties LP 6.125% 6/1/20	1,011,000	1,122,412
Ventas Realty LP 3.125% 6/15/23	34,000	33,317
Ventas Realty LP / Ventas Capital Corp.:
2.70% 4/1/20	382,000	384,617
4.00% 4/30/19	176,000	182,825

		2,139,542

TOTAL REAL ESTATE		2,880,426

TELECOMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.:
1.75% 1/15/18	165,000	164,899
2.375% 11/27/18	309,000	311,229
2.45% 6/30/20	3,125,000	3,093,406
2.80% 2/17/21	232,000	230,367
British Telecommunications PLC 2.35% 2/14/19	500,000	503,209
CenturyLink, Inc. 5.15% 6/15/17	140,000	140,700

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Verizon Communications, Inc.:
1.375% 8/15/19	$250,000	$245,232
2.625% 2/21/20	3,001,000	3,021,110
3.65% 9/14/18	259,000	267,051
5.50% 2/15/18	146,000	152,539

		8,129,742

Wireless Telecommunication Services – 0.9%
Vodafone Group PLC 1.50% 2/19/18	2,493,000	2,483,708

TOTAL TELECOMMUNICATION SERVICES		10,613,450

UTILITIES – 3.8%
Electric Utilities – 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	205,000	205,154
Duke Energy Carolinas LLC 5.10% 4/15/18	108,000	113,046
Duke Energy Corp.:
1.226% 4/3/17 (b)	191,000	191,216
1.625% 8/15/17	143,000	143,139
1.80% 9/1/21	2,074,000	1,997,071
Emera US Finance LP:
2.15% 6/15/19 (a)	31,000	30,993
2.70% 6/15/21 (a)	31,000	30,787
Eversource Energy 4.50% 11/15/19	78,000	83,200
Exelon Corp.:
1.55% 6/9/17	200,000	200,029
2.85% 6/15/20	423,000	428,372
FirstEnergy Corp. 2.75% 3/15/18	139,000	140,104
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	52,000	51,900
TECO Finance, Inc. 1.476% 4/10/18 (b)	210,000	209,569
The Cleveland Electric Illuminating Co. 5.70% 4/1/17	62,000	62,801
The Southern Co.:
1.30% 8/15/17	129,000	129,053
1.85% 7/1/19	300,000	298,879
2.35% 7/1/21	500,000	491,658
Xcel Energy, Inc. 2.40% 3/15/21	69,000	68,723

		4,875,694

Independent Power and Renewable Electricity Producers – 0.0%
Southern Power Co. 2.375% 6/1/20	27,000	26,873

Multi-Utilities – 2.0%
Consolidated Edison, Inc. 2.00% 5/15/21	1,000,000	979,519

	Principal Amount	Value
Dominion Resources, Inc.:
1.60% 8/15/19	$80,000	$78,956
1.90% 6/15/18	1,098,000	1,097,138
2.00% 8/15/21	47,000	45,586
2.50% 12/1/19	303,000	306,551
NiSource Finance Corp. 6.40% 3/15/18	104,000	109,812
PacifiCorp. 5.50% 1/15/19	75,000	80,478
Public Service Enterprise Group, Inc. 2.00% 11/15/21	96,000	93,143
Sempra Energy:
1.625% 10/7/19	223,000	219,905
2.40% 3/15/20	2,167,000	2,166,621
2.85% 11/15/20	122,000	123,016
WEC Energy Group, Inc. 2.45% 6/15/20	294,000	294,699

		5,595,424

TOTAL UTILITIES		10,497,991

TOTAL NONCONVERTIBLE BONDS (Cost $192,975,901)		191,231,250

U.S. Treasury Obligations – 23.2%

U.S. Treasury Notes: 0.75% 10/31/2018 to 2/15/2019	20,368,000	20,202,136
0.875% 7/15/2018 to 9/15/2019	40,000,000	39,501,610
1.125% 7/31/21	1,987,000	1,922,732
1.625% 7/31/20	1,747,800	1,747,117

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,942,457)		63,373,595

Asset-Backed Securities – 3.6%

Ally Master Owner Trust Series 2014-4, Class A2 1.43% 6/17/19	312,000	312,329
Ally Master Owner Trust Series 2014-5, Class A2 1.60% 10/15/19	165,000	165,357
Ally Master Owner Trust Series 2015-3, Class A 1.63% 5/15/20	90,000	90,058
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3 1.27% 1/8/20	103,000	102,998
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81% 10/8/20	101,000	101,321
Capital One Multi-Asset Execution Trust Series 2016-A3, Class A3 1.34% 4/15/22	310,000	308,046

7	Quarterly Report

Investments (Unaudited) – continued

Asset-Backed Securities – continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% 6/15/22	$269,000	$266,624
Chase Issuance Trust Series 2016-A5, Class A5 1.27% 7/15/21	330,000	326,719
Chrysler Capital Auto Receivables Trust Series 2015-AA, Class A3 1.22% 7/15/19 (a)	34,097	34,106
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A2 1.46% 12/17/18 (a)	48,451	48,485
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% 7/15/21	530,000	537,227
Dell Equipment Finance Trust Series 2015-2, Class A2A 1.42% 12/22/17 (a)	178,327	178,433
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% 4/17/23	500,000	504,424
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% 3/15/22	270,000	268,156
Enterprise Fleet Financing LLC Series 2015-1, Class A2 1.30% 9/20/20 (a)	107,438	107,361
Enterprise Fleet Financing LLC Series 2015-2, Class A3 2.09% 2/22/21 (a)	1,000,000	1,003,218
Ford Credit Auto Owner Trust Series 2016-REV1, Class A 2.31% 8/15/27 (a)	1,202,000	1,205,669
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A 1.49% 9/15/19	1,000,000	1,001,787
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class A1 1.20% 2/15/19	191,000	191,024
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% 8/15/20	94,000	94,393
Ford Credit Floorplan Master Owner Trust Series 2016-1, Class A1 1.76% 2/15/21	121,000	121,323
Ford Credit Floorplan Master Owner Trust Series 2016-3, Class A1 1.55% 7/15/21	235,000	233,581
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/17/21 (a)	250,000	249,898
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A3 1.26% 2/16/21	256,000	255,309

	Principal Amount	Value
Nissan Master Owner Receivables Trust Series 2016-A, Class A2 1.54% 6/15/21	$1,133,000	$1,127,815
Verizon Owner Trust Series 2016-1A, Class A 1.42% 1/20/21 (a)	221,000	219,980
Verizon Owner Trust Series 2016-2A, Class A 1.68% 5/20/21 (a)	550,000	549,207
Volvo Financial Equipment LLC Series 2015-1A, Class A3 1.51% 6/17/19 (a)	194,000	194,353

TOTAL ASSET-BACKED SECURITIES (Cost $9,814,687)		9,799,201

Collateralized Mortgage Obligations – 2.3%

PRIVATE SPONSOR – 2.2%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4 5.889% 7/10/44 (b)	13,060	13,043
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.80% 4/10/49 (b)	380,419	381,220
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A 1.935% 12/15/27 (a)(b)	260,153	260,888
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	375,000	379,833
COMM Mortgage Trust Series 2014-CR15, Class A2 2.928% 2/10/47	457,657	467,149
COMM Mortgage Trust Series 2014-CR20, Class A2 2.801% 11/10/47	41,000	41,737
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CIBC18, Class A4 5.44% 6/12/47	288,912	289,019
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDP10, Class A3 5.42% 1/15/49	441,048	442,289
ML-CFC Commercial Mortgage Trust Series 2007-5, Class A4 5.378% 8/12/48	22,093	22,085
Morgan Stanley BAML Trust Series 2013-C12, Class ASB 3.824% 10/15/46	500,000	530,890
Morgan Stanley Capital I Trust Series 2007-IQ14, Class A4 5.692% 4/15/49 (b)	375,634	377,299

Quarterly Report	8

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033% 9/15/47 (a)(b)	$1,067,000	$1,172,239
SCG Trust Series 2013-SRP1, Class A 1.938% 11/15/26 (a)(b)	231,000	230,231
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	520,000	527,123
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4 5.509% 4/15/47	28,500	28,610
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A 5.608% 5/15/46 (b)	1,129,554	1,149,939

TOTAL PRIVATE SPONSOR		6,313,594

U.S. Government Agency – 0.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	154,937	155,874

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,534,375)		6,469,468

Municipal Securities – 0.1%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $179,126)	170,000	180,605

Money Market Funds – 0.3%
	Shares	Value
Fidelity Cash Central Fund, 0.39% (c) (Cost $798,073)	798,032	$798,032

TOTAL INVESTMENT PORTFOLIO – 99.5% (Cost $274,244,619)		271,852,151

NET OTHER ASSETS (LIABILITIES) – 0.5%		1,306,126

NET ASSETS – 100%		$273,158,277

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,907,515 or 10.6% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,194

Other Information

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$191,231,250	$—	$191,231,250	$—
U.S. Treasury Obligations	63,373,595	—	63,373,595	—
Asset-Backed Securities	9,799,201	—	9,799,201	—
Collateralized Mortgage Obligations	6,469,468	—	6,469,468	—
Municipal Securities	180,605	—	180,605	—
Money Market Funds	798,032	798,032	—	—

Total Investments in Securities:	$271,852,151	$798,032	$271,054,119	$—

9	Quarterly Report

Investments (Unaudited) – continued

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $274,312,580. Net unrealized depreciation aggregated $2,460,429, of which $156,683 related to appreciated investment securities and $2,617,112 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

11	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Total Bond ETF

November 30, 2016

T14-QTLY-0117

1.9862234.102

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 42.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 4.3%
Automobiles – 0.1%
General Motors Co.:
3.50% 10/2/18	$10,000	$10,185
5.20% 4/1/45	55,000	52,046
6.60% 4/1/36	67,000	75,174
6.75% 4/1/46	113,000	130,006

		267,411

Diversified Consumer Services – 0.3%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	210,100
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,015
Laureate Education, Inc. 9.25% 9/1/19 (a)	200,000	192,250
Laureate Education, Inc. (Reg. S) 9.25% 9/1/19	180,000	173,025

		589,390

Hotels, Restaurants & Leisure – 0.7%
Landry’s, Inc. 6.75% 10/15/24 (a)	400,000	400,000
McDonald’s Corp.:
2.75% 12/9/20	24,000	24,267
3.70% 1/30/26	262,000	265,514
4.70% 12/9/35	32,000	33,275
4.875% 12/9/45	51,000	53,889
Scientific Games International, Inc. 6.625% 5/15/21	100,000	80,500
Wynn Macau Ltd. 5.25% 10/15/21 (a)	500,000	502,500

		1,359,945

Internet & Direct Marketing Retail – 0.1%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	200,000	208,000

Media – 3.0%
Altice Finco S.A. 9.875% 12/15/20 (a)	250,000	262,813
Altice Luxembourg S.A. 7.75% 5/15/22 (a)	750,000	785,625
Altice US Finance I Corp.:
5.375% 7/15/23 (a)	200,000	202,250
5.50% 5/15/26 (a)	200,000	198,000
AMC Networks, Inc. 5.00% 4/1/24	200,000	200,500
CCO Holdings LLC / CCO Holdings Capital Corp. 5.875% 4/1/24 (a)	200,000	211,750
Cengage Learning, Inc. 9.50% 6/15/24 (a)	200,000	174,500
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464% 7/23/22 (a)	312,000	323,812

	Principal Amount	Value
Columbus Cable Barbados Ltd. (Reg. S) 7.375% 3/30/21	$230,000	$244,663
CSC Holdings LLC 6.625% 10/15/25 (a)	400,000	432,000
iHeartCommunications, Inc. 5.50% 12/15/16	90,000	87,300
MDC Partners, Inc. 6.50% 5/1/24 (a)	135,000	115,931
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.50% 8/1/19 (a)	220,000	216,700
Sirius XM Radio, Inc. 5.375% 4/15/25 (a)	200,000	199,502
Time Warner Cable, Inc.:
4.00% 9/1/21	1,300,000	1,335,381
5.50% 9/1/41	16,000	15,922
6.55% 5/1/37	26,000	29,108
6.75% 6/15/39	220,000	247,860
7.30% 7/1/38	211,000	250,922
Time Warner, Inc. 3.60% 7/15/25	440,000	434,601
WideOpenWest Finance LLC / WideOpenWest Capital Corp. 10.25% 7/15/19	220,000	231,550

		6,200,690

Specialty Retail – 0.1%
L Brands, Inc. 6.75% 7/1/36	200,000	197,500

TOTAL CONSUMER DISCRETIONARY		8,822,936

CONSUMER STAPLES – 2.4%
Beverages – 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,106,000	1,109,537
3.30% 2/1/23	458,000	463,091
4.90% 2/1/46	282,000	300,986
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,427

		1,884,041

Food & Staples Retailing – 0.4%
CVS Health Corp. 4.00% 12/5/23	200,000	208,366
ESAL GmbH (Reg. S) 6.25% 2/5/23	270,000	257,985
FAGE International SA / FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	200,000	200,000
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,661

		701,012

Food Products – 0.3%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	440,000	431,200

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food Products – continued
Post Holding, Inc. (Reg. S) 6.75% 12/1/21	$180,000	$191,970

		623,170

Household Products – 0.1%
Energizer Holdings, Inc. 5.50% 6/15/25 (a)	220,000	220,000

Tobacco – 0.7%
Altria Group, Inc. 2.625% 1/14/20	100,000	101,178
Imperial Brands Finance PLC 3.75% 7/21/22 (a)	400,000	409,332
Reynolds American, Inc.:
2.30% 6/12/18	48,000	48,361
3.25% 6/12/20	21,000	21,582
4.00% 6/12/22	73,000	76,835
4.45% 6/12/25	53,000	56,071
4.85% 9/15/23	220,000	239,622
5.70% 8/15/35	28,000	32,029
5.85% 8/15/45	180,000	212,636
Vector Group Ltd. 7.75% 2/15/21	220,000	229,350

		1,426,996

TOTAL CONSUMER STAPLES		4,855,219

CONSUMER, NON-CYCLICAL – 0.4%
Pharmaceuticals – 0.4%
DPx Holdings BV 7.50% 2/1/22 (a)	200,000	210,000
Endo Ltd. / Endo Finance LLC / Endo Finco Inc. 6.00% 7/15/23 (a)	200,000	178,000
Perrigo Finance Unlimited Co. 3.90% 12/15/24	200,000	195,008
Teva Pharmaceutical Finance Netherlands III BV:
2.20% 7/21/21	136,000	130,555
2.80% 7/21/23	97,000	91,320
3.15% 10/1/26	116,000	107,285

TOTAL CONSUMER, NON-CYCLICAL		912,168

ENERGY – 7.0%
Energy Equipment & Services – 0.2%
DCP Midstream LLC 8.125% 8/16/30	200,000	222,000
Halliburton Co.:
3.80% 11/15/25	63,000	63,184
4.85% 11/15/35	55,000	56,104
5.00% 11/15/45	76,000	77,553

		418,841

	Principal Amount	Value
Oil, Gas & Consumable Fuels – 6.8%
Anadarko Finance Co. 7.50% 5/1/31	$108,000	$133,743
Anadarko Petroleum Corp.:
4.85% 3/15/21	47,000	50,053
5.55% 3/15/26	518,000	565,163
6.60% 3/15/46	130,000	151,325
Antero Resources Corp. 5.125% 12/1/22	220,000	223,300
Canadian Natural Resources Ltd.:
1.75% 1/15/18	21,000	20,915
5.85% 2/1/35	90,000	91,873
Cenovus Energy, Inc. 5.70% 10/15/19	68,000	72,321
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	20,000	20,106
3.30% 6/1/20	99,000	100,343
4.50% 6/1/25	30,000	31,135
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.125% 3/1/22	200,000	202,000
DCP Midstream LLC (Reg. S) 5.35% 3/15/20	220,000	229,214
DCP Midstream Operating LP:
2.70% 4/1/19	41,000	40,744
3.875% 3/15/23	440,000	422,180
5.60% 4/1/44	21,000	19,320
DCP Midstream Operating LP (Reg. S) 4.75% 9/30/21	350,000	355,250
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	199,869
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	72,068
Enbridge, Inc.:
4.25% 12/1/26	66,000	66,235
5.50% 12/1/46	77,000	78,485
Endeavor Energy Resources LP / EER Finance, Inc. 7.00% 8/15/21 (a)	220,000	225,500
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	88,712
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	60,000	60,575
3.95% 9/1/22	87,000	88,452
4.25% 9/1/24	23,000	23,047
5.00% 10/1/21	69,000	73,397
5.50% 3/1/44	262,000	253,277
6.55% 9/15/40	13,000	13,583
Kinder Morgan, Inc.:
3.05% 12/1/19	25,000	25,315
5.00% 2/15/21 (a)	74,000	78,555
5.05% 2/15/46	34,000	31,029

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
MCE Finance Ltd. 5.00% 2/15/21 (a)	$250,000	$250,572
MPLX LP 4.00% 2/15/25	8,000	7,603
Petrobras Global Finance BV:
4.875% 3/17/20	1,170,000	1,144,494
5.625% 5/20/43	102,000	72,828
6.25% 3/17/24	220,000	211,200
6.75% 1/27/41	50,000	40,922
7.25% 3/17/44	184,000	158,875
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	1,170,000	1,138,995
Petroleos Mexicanos:
3.50% 7/23/20	55,000	53,394
4.50% 1/23/26	200,000	177,340
4.625% 9/21/23 (a)	1,315,000	1,234,114
5.50% 1/21/21	460,000	465,980
5.625% 1/23/46	373,000	289,933
6.375% 1/23/45	650,000	551,720
Phillips 66 4.30% 4/1/22	600,000	645,649
Phillips 66 Partners LP 2.646% 2/15/20	5,000	4,964
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	220,000	229,350
5.75% 5/15/24	400,000	422,000
5.875% 6/30/26 (a)	200,000	211,250
Southwestern Energy Co. 5.80% 1/23/20	596,000	607,920
Sunoco LP / Sunoco Finance Corp. 6.25% 4/15/21	200,000	202,124
Teine Energy Ltd. 6.875% 9/30/22 (a)	200,000	204,000
The Williams Companies., Inc.:
4.55% 6/24/24	510,000	497,250
5.75% 6/24/44	131,000	124,122
Western Gas Partners LP 4.65% 7/1/26	35,000	35,410
Williams Partners LP:
3.60% 3/15/22	103,000	101,737
3.90% 1/15/25	467,000	448,475
4.00% 11/15/2021 to 9/15/2025	226,000	220,180
4.50% 11/15/23	51,000	51,627
WPX Energy, Inc. 7.50% 8/1/20	220,000	232,100

		14,143,212

TOTAL ENERGY		14,562,053

FINANCIALS – 14.7%
Banks – 6.4%
Bank of America Corp.:
2.25% 4/21/20	213,000	211,033

	Principal Amount	Value
Bank of America Corp.: – continued
2.60% 1/15/19	$100,000	$100,882
2.65% 4/1/19	22,000	22,222
3.50% 4/19/26	227,000	224,299
3.875% 8/1/25	82,000	83,368
3.95% 4/21/25	369,000	365,370
4.00% 1/22/25	41,000	40,920
4.20% 8/26/24	160,000	162,465
4.25% 10/22/26	1,130,000	1,136,300
Bank of America N.A. 1.65% 3/26/18	250,000	250,210
Barclays PLC:
2.00% 3/16/18	200,000	199,395
2.75% 11/8/19	400,000	398,518
4.375% 1/12/26	200,000	199,640
Capital One N.A. 1.65% 2/5/18	1,000,000	998,129
Citigroup, Inc.:
1.80% 2/5/18	650,000	649,835
1.85% 11/24/17	220,000	220,618
2.40% 2/18/20	870,000	867,664
3.875% 3/26/25	260,000	257,768
4.00% 8/5/24	115,000	115,379
Citizens Bank N.A. 2.50% 3/14/19	250,000	251,748
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	246,572
3.75% 3/26/25	250,000	239,533
3.80% 6/9/23	906,000	887,671
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	182,972
JPMorgan Chase & Co.:
2.75% 6/23/20	75,000	75,645
2.95% 10/1/26	2,124,000	2,022,641
3.875% 9/10/24	190,000	192,011
4.125% 12/15/26	489,000	500,594
Regions Financial Corp. 3.20% 2/8/21	81,000	82,363
Royal Bank of Canada 4.65% 1/27/26	228,000	238,529
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	960,143
6.125% 12/15/22	870,000	900,793

		13,285,230

Capital Markets – 2.3%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	63,000	59,611
4.25% 2/15/24	138,000	139,111
Goldman Sachs Group, Inc.:
2.55% 10/23/19	100,000	100,627
2.60% 4/23/20	870,000	870,838
3.75% 5/22/25	200,000	201,314

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
Lazard Group LLC 4.25% 11/14/20	$235,000	$246,309
Morgan Stanley:
1.875% 1/5/18	114,000	114,147
3.125% 7/27/26	2,370,000	2,261,414
4.875% 11/1/22	440,000	473,147
UBS AG 1.80% 3/26/18	250,000	250,051

		4,716,569

Consumer Finance – 2.2%
Ally Financial, Inc.:
3.25% 2/13/18	350,000	351,925
3.60% 5/21/18	440,000	442,200
3.75% 11/18/19	220,000	220,070
4.125% 2/13/22	130,000	127,075
Discover Financial Services:
3.75% 3/4/25	532,000	515,875
3.85% 11/21/22	1,000,000	1,011,907
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	827,835
Hyundai Capital America:
2.00% 3/19/18 (a)	96,000	95,971
2.125% 10/2/17 (a)	132,000	132,461
Navient Corp. 8.00% 3/25/20	400,000	439,500
Synchrony Financial 3.00% 8/15/19	320,000	324,444

		4,489,263

Diversified Financial Services – 2.5%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	268,125
4.625% 7/1/22	150,000	155,250
Aon PLC 4.75% 5/15/45	440,000	440,320
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	220,000	225,225
BP Capital Markets PLC 3.535% 11/4/24	514,000	518,055
Deutsche Bank AG:
2.85% 5/10/19	240,000	237,098
4.50% 4/1/25	1,000,000	899,691
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	75,317
3.25% 5/15/18	15,000	15,148
3.50% 7/10/19	1,544,000	1,569,732
4.00% 1/15/25	50,000	48,528
4.20% 3/1/21	138,000	141,748
4.25% 5/15/23	5,000	5,012
4.75% 8/15/17	20,000	20,431
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	230,000	221,375

	Principal Amount	Value
Intercontinental Exchange, Inc.:
2.75% 12/1/20	$43,000	$43,368
3.75% 12/1/25	76,000	77,893
Navient Corp. 5.50% 1/15/19	125,000	129,013
UBS Group Funding Jersey Ltd. 4.125% 9/24/25 (a)	200,000	201,352

		5,292,681

Insurance – 1.1%
American International Group, Inc. 3.30% 3/1/21	69,000	70,752
Chubb INA Holdings, Inc. 2.875% 11/3/22	75,000	75,607
Five Corners Funding Trust 4.419% 11/15/23 (a)	300,000	315,111
Hartford Financial Services Group, Inc. 4.30% 4/15/43	550,000	496,834
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	130,000	141,981
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	300,000	319,277
TIAA Asset Management Finance Co. LLC:
2.95% 11/1/19 (a)	14,000	14,254
4.125% 11/1/24 (a)	21,000	21,228
Unum Group:
3.875% 11/5/25	327,000	318,259
4.00% 3/15/24	440,000	436,094

		2,209,397

Thrifts & Mortgage Finance – 0.2%
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25% 5/15/23 (a)	400,000	430,000

TOTAL FINANCIALS		30,423,140

HEALTH CARE – 2.3%
Health Care Providers & Services – 1.0%
CHS / Community Health Systems, Inc. 8.00% 11/15/19	210,000	165,375
DaVita, Inc. 5.125% 7/15/24	200,000	197,500
HCA Holdings, Inc.:
3.75% 3/15/19	80,000	81,800
4.25% 10/15/19	35,000	36,050
4.75% 5/1/23	5,000	5,037
5.375% 2/1/25	260,000	254,475
5.875% 3/15/22	5,000	5,369
6.50% 2/15/20	520,000	566,150
Kindred Healthcare, Inc. 8.75% 1/15/23	220,000	195,800
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	320,000	328,400

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Tenet Healthcare Corp.:
6.75% 6/15/23	$5,000	$4,275
8.125% 4/1/22	200,000	183,000

		2,023,231

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	870,000	907,752

Pharmaceuticals – 0.9%
Actavis Funding SCS 3.45% 3/15/22	870,000	882,989
Mylan N.V.:
2.50% 6/7/19 (a)	73,000	72,652
3.15% 6/15/21 (a)	569,000	559,585
3.95% 6/15/26 (a)	90,000	84,264
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	265,000	196,100
Zoetis, Inc. 3.25% 2/1/23	100,000	99,053

		1,894,643

TOTAL HEALTH CARE		4,825,626

INDUSTRIALS – 1.4%
Aerospace & Defense – 0.3%
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	220,000	220,000
Huntington Ingalls Industries, Inc. 5.00% 11/15/25 (a)	200,000	204,500
KLX, Inc. 5.875% 12/1/22 (a)	200,000	204,500

		629,000

Airlines – 0.1%
Air Canada 7.75% 4/15/21 (a)	220,000	240,350
American Airlines Group, Inc. 5.50% 10/1/19 (a)	100,000	102,125

		342,475

Commercial Services & Supplies – 0.5%
ADT Corp. 6.25% 10/15/21	200,000	215,500
APX Group, Inc.:
6.375% 12/1/19	230,000	235,750
8.75% 12/1/20	400,000	392,000
Garda World Security Corp. 7.25% 11/15/21 (a)	130,000	120,250

		963,500

Trading Companies & Distributors – 0.5%
Air Lease Corp.:
2.125% 1/15/20	300,000	295,186
2.625% 9/4/18	99,000	99,767
3.375% 6/1/21	72,000	73,150
3.75% 2/1/22	51,000	52,540
4.25% 9/15/24	125,000	127,001
4.75% 3/1/20	125,000	132,758

	Principal Amount	Value
FLY Leasing Ltd. 6.375% 10/15/21	$200,000	$203,959

		984,361

TOTAL INDUSTRIALS		2,919,336

INFORMATION TECHNOLOGY – 1.0%
Communications Equipment – 0.1%
Alcatel-Lucent USA, Inc. 6.45% 3/15/29	240,000	251,400

IT Services – 0.2%
Ceridian HCM Holding, Inc. 11.00% 3/15/21 (a)	200,000	205,000
First Data Corp. 5.375% 8/15/23 (a)	200,000	207,000

		412,000

Semiconductors & Semiconductor Equipment – 0.1%
Qorvo, Inc. 7.00% 12/1/25	220,000	238,700

Software – 0.5%
Inception Merger Sub, Inc. / Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	600,000	600,000
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	200,000	221,000
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	200,000	210,500

		1,031,500

Technology Hardware, Storage & Peripherals – 0.1%
Hewlett Packard Enterprise Co. 6.60% 10/15/45 (a)	104,000	101,876

TOTAL INFORMATION TECHNOLOGY		2,035,476

MATERIALS – 0.3%
Chemicals – 0.1%
Platform Specialty Products Corp. 6.50% 2/1/22 (a)	200,000	197,000

Metals & Mining – 0.2%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	221,750
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	205,478
Freeport-McMoRan, Inc. 2.30% 11/14/17	68,000	67,830

		495,058

TOTAL MATERIALS		692,058

REAL ESTATE – 4.5%
Equity Real Estate Investment Trusts (REITs) – 2.9%
American Tower Corp. 2.80% 6/1/20	100,000	100,427
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	187,088

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
3.85% 2/1/25	$100,000	$97,916
3.875% 8/15/22	71,000	72,308
4.125% 6/15/26	490,000	486,134
DDR Corp.:
3.625% 2/1/25	24,000	23,142
4.25% 2/1/26	41,000	41,005
Digital Realty Trust LP:
3.40% 10/1/20	99,000	101,235
3.95% 7/1/22	376,000	388,273
4.75% 10/1/25	288,000	300,512
Duke Realty LP:
3.25% 6/30/26	22,000	21,262
3.75% 12/1/24	18,000	18,221
Equinix, Inc. 5.75% 1/1/25	200,000	206,250
Equity One, Inc. 3.75% 11/15/22	190,000	194,485
Government Properties Income Trust 3.75% 8/15/19	180,000	182,000
HCP, Inc.:
3.875% 8/15/24	195,000	193,276
4.00% 6/1/25	870,000	862,107
Lexington Realty Trust 4.40% 6/15/24	415,000	406,978
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	596,000	586,318
4.50% 1/15/2025 to 4/1/2027	1,356,000	1,306,143
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,577
Welltower, Inc. 4.00% 6/1/25	73,000	74,539

		5,860,196

Real Estate Management & Development – 1.6%
Brandywine Operating Partnership LP 4.10% 10/1/24	1,065,000	1,051,084
CBRE Services, Inc. 5.00% 3/15/23	325,000	335,666
Corporate Office Properties LP 5.00% 7/1/25	51,000	52,231
Liberty Property LP:
3.25% 10/1/26	70,000	66,631
3.75% 4/1/25	50,000	50,215
4.125% 6/15/22	440,000	456,455
Mack-Cali Realty LP 3.15% 5/15/23	435,000	393,676
Mid-America Apartments LP 4.00% 11/15/25	30,000	30,358
Tanger Properties LP:
3.125% 9/1/26	96,000	90,296
3.75% 12/1/24	35,000	35,029

	Principal Amount	Value
Ventas Realty LP:
3.125% 6/15/23	$38,000	$37,236
3.50% 2/1/25	453,000	446,230
3.75% 5/1/24	190,000	191,573
4.125% 1/15/26	34,000	34,770
WP Carey, Inc. 4.00% 2/1/25	65,000	62,593

		3,334,043

TOTAL REAL ESTATE		9,194,239

TELECOMMUNICATION SERVICES – 2.5%
Diversified Telecommunication Services – 1.9%
Altice Finco S.A. 8.125% 1/15/24 (a)	200,000	205,500
AT&T, Inc.:
2.45% 6/30/20	484,000	479,107
3.60% 2/17/23	171,000	171,076
6.30% 1/15/38	276,000	309,795
Embarq Corp. 7.995% 6/1/36	300,000	288,030
Telecom Italia SpA 5.303% 5/30/24 (a)	400,000	394,000
Verizon Communications, Inc.:
2.625% 2/21/20	574,000	577,846
3.45% 3/15/21	390,000	401,958
3.65% 9/14/18	950,000	979,533
5.012% 8/21/54	220,000	216,336

		4,023,181

Media – 0.0%
21st Century Fox America, Inc. 6.15% 2/15/41	65,000	76,715

Wireless Telecommunication Services – 0.6%
Sprint Corp. 7.875% 9/15/23	390,000	402,675
T-Mobile USA, Inc.:
6.375% 3/1/25	245,000	261,844
6.625% 4/1/23	245,000	259,087
Telesat Canada / Telesat LLC 8.875% 11/15/24 (a)	200,000	204,250

		1,127,856

TOTAL TELECOMMUNICATION SERVICES		5,227,752

UTILITIES – 1.8%
Electric Utilities – 1.5%
Dynegy, Inc. 7.375% 11/1/22	100,000	95,000
Emera US Finance LP:
2.15% 6/15/19 (a)	37,000	36,991
2.70% 6/15/21 (a)	36,000	35,753
3.55% 6/15/26 (a)	57,000	55,926
Exelon Corp.:
1.55% 6/9/17	21,000	21,003
2.85% 6/15/20	440,000	445,587
3.95% 6/15/25	100,000	102,457

7	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
FirstEnergy Corp.:
2.75% 3/15/18	$36,000	$36,286
4.25% 3/15/23	1,080,000	1,118,453
7.375% 11/15/31	440,000	548,305
IPALCO Enterprises, Inc. 3.45% 7/15/20	154,000	155,925
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	211,835	227,193
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	139,000	153,482

		3,032,361

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc. 6.25% 5/1/24	125,000	120,938
The AES Corp. 4.875% 5/15/23	125,000	121,250

		242,188

Multi-Utilities – 0.2%
Dominion Resources, Inc. 3.138% 9/30/66 (b)	22,000	16,918
NiSource Finance Corp. 5.45% 9/15/20	220,000	240,341
Sempra Energy 6.00% 10/15/39	106,000	125,090

		382,349

TOTAL UTILITIES		3,656,898

TOTAL NONCONVERTIBLE BONDS (Cost $89,227,764)		88,126,901

U.S. Treasury Obligations – 32.0%

U.S. Treasury Bonds:
2.875% 11/15/46	8,420,000	8,146,350
3.00% 11/15/45	1,574,000	1,557,522
U.S. Treasury Inflation Indexed Bonds:
0.75% 2/15/45	442,873	422,195
1.00% 2/15/46	830,355	846,861
1.375% 2/15/44	2,414,520	2,667,373
U.S. Treasury Inflation Indexed Notes:
0.125% 7/15/26	4,532,040	4,401,014
0.375% 7/15/25	1,836,454	1,830,471
0.625% 1/15/26	3,946,066	3,997,708
U.S. Treasury Notes:
0.75% 10/31/2017 to 9/30/2018	18,349,000	18,263,289
1.125% 1/15/2019 to 8/31/2021	5,486,000	5,386,608
1.25% 3/31/2021 to 10/31/2021	13,451,000	13,073,254

	Principal Amount	Value
U.S. Treasury Notes: – continued
1.75% 12/31/20	$5,606,000	$5,608,192

TOTAL U.S. TREASURY OBLIGATIONS (Cost $67,172,106)		66,200,837

U.S Government Agency – Mortgage Securities – 16.9%

Fannie Mae – 11.2%
Fannie Mae:
2.50% 7/1/2031 to 7/1/2031	291,130	292,662
2.50% 12/1/31 (c)	550,000	552,106
3.00% 5/1/2027 to 7/1/2046	1,796,033	1,818,327
3.00% 12/1/31 (c)	300,000	308,414
3.00% 12/1/46 (c)	4,390,000	4,367,021
3.50% 9/1/2029 to 11/1/2046	6,212,673	6,403,806
3.50% 12/1/46 (c)	450,000	461,637
4.00% 9/1/2041 to 2/1/2046	3,529,186	3,725,196
4.00% 12/1/46 (c)	150,000	157,793
4.50% 8/1/2033 to 2/1/2045	1,229,850	1,333,278
5.00% 2/1/2038 to 1/1/2044	2,032,463	2,245,735
5.50% 6/1/2038 to 11/1/2038	906,558	1,021,050
6.00% 7/1/37	374,079	418,649

TOTAL FANNIE MAE		23,105,674

Freddie Mac – 4.0%
Freddie Mac:
2.50% 7/1/31	89,604	90,069
3.00% 10/1/2028 to 6/1/2046	1,294,058	1,293,307
3.00% 12/1/46 (c)	700,000	695,844
3.50% 3/1/2032 to 9/1/2046	3,372,590	3,481,258
4.00% 9/1/2040 to 1/1/2045	1,511,941	1,599,081
4.50% 1/1/42	695,093	751,678
5.00% 2/1/38	292,884	324,590
5.50% 6/1/41	61,385	69,286

TOTAL FREDDIE MAC		8,305,113

Ginnie Mae – 1.7%
Ginnie Mae:
3.00% 12/20/2042 to 9/20/2046	525,206	534,493
3.00% 12/1/46 (c)	80,000	81,175
3.50% 12/20/2041 to 7/20/2046	1,635,934	1,709,473
4.00% 12/15/2040 to 11/20/2045	1,002,541	1,065,835

Quarterly Report	8

U.S Government Agency – Mortgage Securities – continued
	Principal Amount	Value
Ginnie Mae – continued
4.50% 5/20/2041 to 2/20/2044	$183,544	$198,392

TOTAL GINNIE MAE		3,589,368

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $35,574,667)		35,000,155

Collateralized Mortgage Obligations – 3.6%

PRIVATE SPONSOR – 3.5%
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.80% 4/10/49 (b)	495,461	496,505
Banc of America Commercial Mortgage Trust Series 2007-5, Class A1A 5.361% 2/10/51	803,822	820,662
BBCMS Trust Series 2015-RRI, Class C 2.588% 5/15/32 (a)(b)	500,000	499,399
BBCMS Trust Series 2015-RRI, Class D 3.438% 5/15/32 (a)(b)	500,000	498,154
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA 3.538% 12/15/27 (a)(b)	935,572	933,809
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	27,651	28,117
Commercial Mortgage Loan Trust Series 2008-LS1, Class A1A 6.298% 12/10/49 (b)	756,145	777,585
CSMC Series 2015-TOWN, Class B 0.538% 3/15/17 (a)(b)	14,000	13,754
CSMC Series 2015-TOWN, Class C 2.788% 3/15/17 (a)(b)	13,000	12,732
CSMC Series 2015-TOWN, Class D 3.738% 3/15/17 (a)(b)	20,000	19,850
CSMC Series 2015-TOWN, Class E 4.688% 3/15/17 (a)(b)	101,000	100,620
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.495% 12/15/34 (a)(b)	1,050,000	1,070,347
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.495% 12/15/34 (a)(b)	808,000	806,081
GE Commercial Mortgage Corp. Series Trust Series 2007-C1, Class A4 5.543% 12/10/49	22,313	22,395
MSCG Trust Series 2016-SNR, Class A 3.348% 11/15/34 (a)(b)	410,000	409,744

	Principal Amount	Value
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	$144,000	$143,910
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	102,000	101,936
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class A5 5.342% 12/15/43	36,095	36,112
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4 5.509% 4/15/47	17,250	17,317
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 6.17% 2/15/51 (b)	500,681	503,941

TOTAL PRIVATE SPONSOR		7,312,970

U.S. Government Agency – 0.1%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (d)	139,300	141,314

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,563,263)		7,454,284

Municipal Securities – 1.7%

Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	97,131
Chicago Gen. Oblig. (Taxable Proj.) Series 2014-B, 6.314% 1/1/44	195,000	178,946
Illinois Gen. Oblig. Series 2003:
4.35% 6/1/18	25,667	26,100
4.95% 6/1/23	905,000	937,969
5.10% 6/1/33	1,560,000	1,400,084
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	10,000	10,397
5.877% 3/1/19	30,000	31,871
State of California:
7.30% 10/1/39	450,000	638,469
7.50% 4/1/34	100,000	142,048

TOTAL MUNICIPAL SECURITIES (Cost $3,627,116)		3,463,015

Foreign Government and Government Agency Obligations – 1.6%

Argentina Bonar Bonds 7.00% 4/17/17	863,090	882,395
Banco Nacional de Desenvolvimento Economico e Social (Reg. S):
4.00% 4/14/19	600,000	603,222
5.50% 7/12/20	200,000	207,000

9	Quarterly Report

Investments (Unaudited) – continued

Foreign Government and Government Agency Obligations – continued
	Principal Amount	Value
Brazilian Government International Bond 4.875% 1/22/21	$1,000,000	$1,027,500
Dominican Republic International Bond (Reg. S) 5.50% 1/27/25	400,000	383,936
Republic of Belarus International Bond (Reg. S) 8.95% 1/26/18	250,000	260,234

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,366,769)		3,364,287

Asset-Backed Securities – 0.2%

Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	373,000	374,521
Invitation Homes Trust Series 2015-SFR3, Class E, 4.30% 8/17/32 (a)(b)	100,000	100,343

TOTAL ASSET-BACKED SECURITIES (Cost $473,000)		474,864

Money Market Funds – 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.39% (e) (Cost $8,765,024)	8,765,024	$8,765,024

TOTAL INVESTMENT PORTFOLIO – 102.8% (Cost $215,769,709)		212,849,367

NET OTHER ASSETS (LIABILITIES) – (2.8%)		(5,851,204)

NET ASSETS – 100%		$206,998,163

TBA Sale Commitments
	Principal Amount

Fannie Mae
3.50% 12/1/46	$(1,700,000)	$(1,743,961)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,753,578)		$(1,743,961)

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,821,958 or 9.6% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,722

Quarterly Report	10

Other Information

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$88,126,901	$—	$88,126,901	$—
U.S. Treasury Obligations	66,200,837	—	66,200,837	—
U.S Government Agency – Mortgage Securities	35,000,155	—	35,000,155	—
Collateralized Mortgage Obligations	7,454,284	—	7,454,284	—
Municipal Securities	3,463,015	—	3,463,015	—
Foreign Government and Government Agency Obligations	3,364,287	—	3,364,287	—
Asset-Backed Securities	474,864	—	474,864	—
Money Market Funds	8,765,024	8,765,024	—	—

Total Investments in Securities:	$212,849,367	$8,765,024	$204,084,343	$—

Other Financial Instruments:
TBA Sale Commitments	$(1,743,961)	$—	$(1,743,961)	$—

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $215,771,250. Net unrealized depreciation aggregated $2,921,883, of which $1,055,778 related to appreciated investment securities and $3,977,661 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

11	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	12

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017